June 30, 2009	• Pacific Select Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

     The 2009 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)

	High Yield	Inflation	Managed	Money		Equity	Growth
	Bond	Managed	Bond	Market	Equity	Index	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments in Affiliated Mutual Funds:
High Yield Bond Portfolio	$141,220
Inflation Managed Portfolio		$129,895
Managed Bond Portfolio			$823,611
Money Market Portfolio				$569,405
Equity Portfolio					$26,723
Equity Index Portfolio						$730,368
Growth LT Portfolio							$885,036
Receivables:
Due from Pacific Life Insurance Company	6	—	—	—	8	175	169

Total Assets	141,226	129,895	823,611	569,405	26,731	730,543	885,205

LIABILITIES
Payables:
Mortality and expense risk fees	87	79	501	350	17	455	551
Other	—	4	123	53	—	—	—

Total Liabilities	87	83	624	403	17	455	551

NET ASSETS	$141,139	$129,812	$822,987	$569,002	$26,714	$730,088	$884,654

Units Outstanding	4,351	3,465	19,810	26,821	4,237	24,130	30,014

Accumulation Unit Value	$32.44	$37.46	$41.54	$21.21	$6.31	$30.26	$29.47

Cost of Investments	$175,316	$142,523	$854,028	$572,340	$40,324	$940,103	$1,600,716

Shares Owned in each Portfolio	26,449	12,559	78,570	56,389	2,141	36,146	60,917

	Main Street®	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments in Affiliated Mutual Funds:
Main Street Core Portfolio	$365,510
Small-Cap Growth Portfolio		$23,849
Small-Cap Index Portfolio			$335,298
Emerging Markets Portfolio				$34,211
International Value Portfolio					$625,348
Multi-Strategy Portfolio						$69,237
Receivables:
Due from Pacific Life Insurance Company	78	2	106	—	241	21

Total Assets	365,588	23,851	335,404	34,211	625,589	69,258

LIABILITIES
Payables:
Mortality and expense risk fees	225	15	205	21	387	42
Other	—	—	—	16	—	—

Total Liabilities	225	15	205	37	387	42

NET ASSETS	$365,363	$23,836	$335,199	$34,174	$625,202	$69,216

Units Outstanding	11,292	2,885	36,744	1,640	32,686	2,499

Accumulation Unit Value	$32.36	$8.26	$9.12	$20.84	$19.13	$27.70

Cost of Investments	$500,947	$27,039	$532,076	$41,925	$976,544	$110,459

Shares Owned in each Portfolio	25,735	3,109	44,575	3,342	67,109	7,350

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	High Yield	Inflation	Managed	Money		Equity	Growth
	Bond	Managed	Bond	Market	Equity	Index	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4,360	$2,263	$27,780	$1,146	$20	$29	$9,548
EXPENSES
Mortality and expense risk fees	449	429	2,691	2,054	85	2,393	2,891

Net Investment Income (Loss)	3,911	1,834	25,089	(908)	(65)	(2,364)	6,657

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(664)	(258)	1,347	(42)	(500)	(8,253)	(61,536)
Capital gain distributions from affiliated mutual fund investments	—	5,317	55,155	—	—	—	—

Realized Gain (Loss)	(664)	5,059	56,502	(42)	(500)	(8,253)	(61,536)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,915	5,018	(2,586)	71	3,142	30,792	140,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,162	$11,911	$79,005	($879)	$2,577	$20,175	$85,272

	Main Street	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$30	$-	$105	$5	$53	$3,906
EXPENSES
Mortality and expense risk fees	1,122	68	995	85	1,906	214

Net Investment Income (Loss)	(1,092)	(68)	(890)	(80)	(1,853)	3,692

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(12,756)	(676)	(4,125)	(158)	(21,409)	(564)
Capital gain distributions from affiliated mutual fund investments	—	—	22,770	5,432	—	—

Realized Gain (Loss)	(12,756)	(676)	18,645	5,274	(21,409)	(564)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,633	5,035	(8,239)	4,572	60,877	2,731

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,785	$4,291	$9,516	$9,766	$37,615	$5,859

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	High Yield Bond		Inflation Managed		Managed Bond
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,911	$10,717	$1,834	$2,782	$25,089	$30,886
Realized gain (loss)	(664)	(2,833)	5,059	513	56,502	18,093
Change in unrealized appreciation (depreciation) on investments	17,915	(42,903)	5,018	(16,358)	(2,586)	(67,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,162	(35,019)	11,911	(13,063)	79,005	(18,225)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	2,095	(19,822)	501	(796)	(4,384)	(42,059)
Transfers—policy charges and deductions	(1,519)	(2,381)	(955)	(1,392)	(4,079)	(6,750)
Transfers—surrenders	—	—	—	—	—	(72,546)
Transfers—other	1,835	431	18	50	(7,126)	(46,256)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,411	(21,772)	(436)	(2,138)	(15,589)	(167,611)

NET INCREASE (DECREASE) IN NET ASSETS	23,573	(56,791)	11,475	(15,201)	63,416	(185,836)

NET ASSETS
Beginning of Year or Period	117,566	174,357	118,337	133,538	759,571	945,407

End of Year or Period	$141,139	$117,566	$129,812	$118,337	$822,987	$759,571

	Money Market		Equity		Equity Index
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($908)	$11,382	($65)	($41)	($2,364)	$12,151
Realized gain (loss)	(42)	1,169	(500)	4,093	(8,253)	64,999
Change in unrealized appreciation (depreciation) on investments	71	(2,047)	3,142	(19,017)	30,792	(537,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	(879)	10,504	2,577	(14,965)	20,175	(460,669)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(44,026)	371,147	1,746	1,181	1,741	696
Transfers—policy charges and deductions	(4,207)	(8,226)	(323)	(421)	(3,660)	(7,054)
Transfers—surrenders	(8,511)	(168,164)	—	—	(5,182)	(53,590)
Transfers—other	(1,056)	(9,911)	(1)	10	(17,395)	(60,092)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(57,800)	184,846	1,422	770	(24,496)	(120,040)

NET INCREASE (DECREASE) IN NET ASSETS	(58,679)	195,350	3,999	(14,195)	(4,321)	(580,709)

NET ASSETS
Beginning of Year or Period	627,681	432,331	22,715	36,910	734,409	1,315,118

End of Year or Period	$569,002	$627,681	$26,714	$22,715	$730,088	$734,409

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth LT		Main Street Core		Small-Cap Growth
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,657	($2,628)	($1,092)	$3,317	($68)	($172)
Realized gain (loss)	(61,536)	(96,437)	(12,756)	46,929	(676)	3,103
Change in unrealized appreciation (depreciation) on investments	140,151	(514,421)	37,633	(265,800)	5,035	(20,077)

Net Increase (Decrease) in Net Assets Resulting from Operations	85,272	(613,486)	23,785	(215,554)	4,291	(17,146)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	6,209	(39,460)	2,741	(29,425)	1,666	(33,244)
Transfers—policy charges and deductions	(3,341)	(7,706)	(3,948)	(6,146)	(166)	(285)
Transfers—surrenders	(3,409)	(61,513)	(7,607)	—	—	—
Transfers—other	(29,680)	(109,226)	17,496	7,330	2,164	650

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,221)	(217,905)	8,682	(28,241)	3,664	(32,879)

NET INCREASE (DECREASE) IN NET ASSETS	55,051	(831,391)	32,467	(243,795)	7,955	(50,025)

NET ASSETS
Beginning of Year or Period	829,603	1,660,994	332,896	576,691	15,881	65,906

End of Year or Period	$884,654	$829,603	$365,363	$332,896	$23,836	$15,881

	Small-Cap Index		Emerging Markets		International Value
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($890)	$5,575	($80)	$134	($1,853)	$18,859
Realized gain (loss)	18,645	45,639	5,274	11,371	(21,409)	48,054
Change in unrealized appreciation (depreciation) on investments	(8,239)	(225,134)	4,572	(31,192)	60,877	(650,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,516	(173,920)	9,766	(19,687)	37,615	(583,456)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	3,553	(40,186)	4,518	(76,884)	7,419	(51,708)
Transfers—policy charges and deductions	(4,862)	(7,904)	(187)	(364)	(5,224)	(10,175)
Transfers—surrenders	—	(54,304)	—	—	(10,284)	(85,772)
Transfers—other	24,573	11,830	4,007	938	8,223	(56,819)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	23,264	(90,564)	8,338	(76,310)	134	(204,474)

NET INCREASE (DECREASE) IN NET ASSETS	32,780	(264,484)	18,104	(95,997)	37,749	(787,930)

NET ASSETS
Beginning of Year or Period	302,419	566,903	16,070	112,067	587,453	1,375,383

End of Year or Period	$335,199	$302,419	$34,174	$16,070	$625,202	$587,453

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2009(1)	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,692	($541)
Realized gain (loss)	(564)	16,862
Change in unrealized appreciation (depreciation) on investments	2,731	(66,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,859	(49,887)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	2,855	(39,440)
Transfers—policy charges and deductions	(728)	(1,439)
Transfers—surrenders	—	—
Transfers—other	2,831	1,585

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,958	(39,294)

NET INCREASE (DECREASE) IN NET ASSETS	10,817	(89,181)

NET ASSETS
Beginning of Year or Period	58,399	147,580

End of Year or Period	$69,216	$58,399

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year or Period			Income	to Average
Variable Accounts		Total Units	Total Net	to Average	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Assets (2)	Returns (3)

High Yield Bond
01/01/2009 - 06/30/2009 (Unaudited)	$32.44	4,351	$141,139	6.79%	0.70%	17.63%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%

Inflation Managed
01/01/2009 - 06/30/2009 (Unaudited)	$37.46	3,465	$129,812	3.69%	0.70%	10.07%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%

Managed Bond
01/01/2009 - 06/30/2009 (Unaudited)	$41.54	19,810	$822,987	7.22%	0.70%	10.52%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%

Money Market
01/01/2009 - 06/30/2009 (Unaudited)	$21.21	26,821	$569,002	0.39%	0.70%	(0.15%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%

Equity
01/01/2009 - 06/30/2009 (Unaudited)	$6.31	4,237	$26,714	0.17%	0.70%	11.02%
2008	5.68	4,000	22,715	0.57%	0.70%	(41.53%)
2007	9.71	3,800	36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%

Equity Index
01/01/2009 - 06/30/2009 (Unaudited)	$30.26	24,130	$730,088	0.01%	0.70%	2.79%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%

Growth LT
01/01/2009 - 06/30/2009 (Unaudited)	$29.47	30,014	$884,654	2.31%	0.70%	10.15%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%

Main Street Core
01/01/2009 - 06/30/2009 (Unaudited)	$32.36	11,292	$365,363	0.02%	0.70%	7.32%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%

Small-Cap Growth (4)
01/01/2009 - 06/30/2009 (Unaudited)	$8.26	2,885	$23,836	0.00%	0.70%	19.73%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%

See Notes to Financial Statements	See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year or Period			Income	to Average
Variable Accounts		Total Units	Total Net	to Average	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Assets (2)	Returns (3)

Small-Cap Index
01/01/2009 - 06/30/2009 (Unaudited)	$9.12	36,744	$335,199	0.07%	0.70%	3.03%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%

Emerging Markets
01/01/2009 - 06/30/2009 (Unaudited)	$20.84	1,640	$34,174	0.04%	0.70%	37.64%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%

International Value
01/01/2009 - 06/30/2009 (Unaudited)	$19.13	32,686	$625,202	0.02%	0.70%	6.43%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%

Multi-Strategy
01/01/2009 - 06/30/2009 (Unaudited)	$27.70	2,499	$69,216	12.76%	0.70%	8.33%
2008	25.57	2,284	58,399	0.13%	0.70%	(45.37%)
2007	46.80	3,154	147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The expense ratios do not include expenses of the underlying portfolios in which the variable accounts invest. The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2009 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 5), as follows:

High Yield Bond	Equity	Main Street® Core	Emerging Markets
Inflation Managed	Equity Index	Small-Cap Growth	International Value
Managed Bond	Growth LT	Small-Cap Index	Multi-Strategy
Money Market
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented Statement of Financial Accounting Standards No. 165, Subsequent Events, issued by the Financial Accounting Standards Board (“FASB”) in May 2009. The Separate Account’s management has evaluated subsequent events occurring subsequent to June 30, 2009 through the date the Semi-Annual Report for this Separate Account was issued on August 25, 2009.
     In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168 (“SFAS 168”), The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for the Separate Account as of December 31, 2009, and will change how the Separate Account references U.S. GAAP in its notes to financial statements.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and changes for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc. (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. TRANSACTIONS WITH AFFILIATES
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to PSD for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of the Fund, which are provided separately. For the period ended June 30, 2009, PLFA received advisory fees from the Fund at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Fund of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the period ended June 30, 2009, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
High Yield Bond	$3,770	$1,777	Main Street Core	$20,303	$12,703
Inflation Managed	487	1,337	Small-Cap Growth	4,712	1,107
Managed Bond	7,421	25,607	Small-Cap Index	28,564	6,262
Money Market	2,483	62,389	Emerging Markets	8,475	201
Equity	1,977	635	International Value	17,578	19,314
Equity Index	1,639	28,508	Multi-Strategy	5,699	949
Growth LT	5,311	38,314
7. FAIR VALUE MEASUREMENTS
     Under Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by FASB, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holding. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2009, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157, were as follows:

Variable Accounts	Total Value
High Yield Bond	$141,220
Inflation Managed	129,895
Managed Bond	823,611
Money Market	569,405
Equity	26,723
Equity Index	730,368
Growth LT	885,036
Main Street Core	365,510
Small-Cap Growth	23,849
Small-Cap Index	335,298
Emerging Markets	34,211
International Value	625,348
Multi-Strategy	69,237
8. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2009 and the year ended December 31, 2008 were as follows:

	2009			2008
Variable	Units	Units	Net Increase	Units	Units	Net Increase
Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
High Yield Bond	139	(51)	88	269	(890)	(621)
Inflation Managed	15	(27)	(12)	35	(90)	(55)
Managed Bond	157	(555)	(398)	277	(4,618)	(4,341)
Money Market	—	(2,721)	(2,721)	22,396	(13,537)	8,859
Equity	335	(98)	237	494	(294)	200
Equity Index	64	(884)	(820)	199	(3,043)	(2,844)
Growth LT	246	(1,236)	(990)	405	(5,798)	(5,393)
Main Street Core	669	(418)	251	692	(1,262)	(570)
Small-Cap Growth	736	(153)	583	1,563	(4,278)	(2,715)
Small-Cap Index	3,271	(683)	2,588	2,121	(9,271)	(7,150)
Emerging Markets	590	(12)	578	715	(3,499)	(2,784)
International Value	1,064	(1,065)	(1)	980	(7,974)	(6,994)
Multi-Strategy	246	(31)	215	328	(1,198)	(870)

Pacific Life Insurance Company
PO Box 2030
Omaha, NE 68103-2030

CHANGE SERVICE REQUESTED

Semi-Annual Report
as of June 30, 2009

•	Pacific Select
Separate Account of
Pacific Life Insurance Company

Form No. 15-21759-10